UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    August 14 , 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $263,380 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     8359    93293 SH       Sole                                      93293
Abbott Labs                    COM              002824100     1010    15665 SH       Sole                                      15665
Apple Computer                 COM              037833100     4838     8284 SH       Sole                                       8284
Auto Data Processing           COM              053015103     9886   177608 SH       Sole                                     177608
Canon Inc. ADR                 COM              138006309     7769   194525 SH       Sole                                     194525
Chevron Corp                   COM              166764100     2206    20908 SH       Sole                                      20908
Coca-Cola Co                   COM              191216100    11436   146255 SH       Sole                                     146255
ConocoPhillips                 COM              20825C104      279     5000 SH       Sole                                       5000
Donaldson Inc                  COM              257651109    15370   460594 SH       Sole                                     460594
Dorchester Minerals LP Com Uni COM              25820R105     1164    53023 SH       Sole                                      53023
Dover Corp                     COM              260003108     8867   165394 SH       Sole                                     165394
Echelon                        COM              27874n105      237    68000 SH       Sole                                      68000
Ecolab Inc                     COM              278865100    10812   157776 SH       Sole                                     157776
Emerson Electric Co            COM              291011104     8560   183768 SH       Sole                                     183768
Exxon Mobil Corp     Com       COM              30231g102     3672    42909 SH       Sole                                      42909
FedEx Corp                     COM              31428x106     8424    91952 SH       Sole                                      91952
Illinois Tool Works            COM              452308109     9509   179793 SH       Sole                                     179793
Intel Corp                     COM              458140100     7743   290531 SH       Sole                                     290531
International Business Machine COM              459200101      566     2893 SH       Sole                                       2893
Johnson & Johnson              COM              478160104     9794   144972 SH       Sole                                     144972
Luminex Corp Com               COM              55027E102     1279    52238 SH       Sole                                      52238
Microsoft Corp                 COM              594918104     8429   275549 SH       Sole                                     275549
Molex Inc.                     COM              608554101     8487   354506 SH       Sole                                     354506
National Instr Corp            COM              636518102     7364   274159 SH       Sole                                     274159
Nordson Corp                   COM              655663102    13759   268269 SH       Sole                                     268269
Novartis AG                    COM              66987V109     8261   147790 SH       Sole                                     147790
Paccar                         COM              693718108     6872   175350 SH       Sole                                     175350
PepsiCo Inc                    COM              713448108     8902   125988 SH       Sole                                     125988
Permian Basin Rty Tr Unit Ben  COM              714236106      591    33333 SH       Sole                                      33333
Procter & Gamble               COM              742718109    10268   167645 SH       Sole                                     167645
Sabine Royalty Trust UBI       COM              785688102      955    19047 SH       Sole                                      19047
San Juan Basin Royalty Trust   COM              798241105    10988   733005 SH       Sole                                     733005
Schlumberger Ltd               COM              806857108     8722   134372 SH       Sole                                     134372
Sigma Aldrich                  COM              826552101    12473   168712 SH       Sole                                     168712
Telefonica de Espana           COM              879382208      534    40779 SH       Sole                                      40779
United Parcel Svc Cl B         COM              911312106     9125   115857 SH       Sole                                     115857
W.W. Grainger                  COM              384802104    15870    82986 SH       Sole                                      82986
REPORT SUMMARY		       37 DATA RECORDS		     263380         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

